FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number: 811-03171

Value Line  U.S. Government Securities Fund, Inc.

220 E. 42 Street, New York, NY 10017
  (Address of principal executive officers)

David T. Henigson
 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of Fiscal year-end 8/31/04

Date of reporting period: 7/1/03    - 6/30/2004

Item 1. Proxy Voting Record:

There were no matters relating to portfolio security considered at any shareholder meeting held during the period July 1, 2003 through June 30, 2004 with respect to which the registrant was entitled to vote.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Value Line U.S. Government Securities Fund, Inc.
	(Registrant)


         David T. Henigson, Vice President and Secretary/Treasurer By:--------------------------------------------------------------------
----------------------------


                 August 9, 2004
Date: -----------------------------------------------